Classification of Financial Instruments - Classification of comprehensive income (loss) from financial instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income, expense, gains or losses of financial instruments
Interest income	₩ 242,586	₩ 268,118	₩ 223,767
Dividends income	7,316	13,838	12,777
Gain (loss) on valuation of derivatives	(455,715)	317,350	153,203
Gain (loss) on valuation of financial assets	40,699	32,233
Interest expense of trade and other payables	88,757	94,019	42,830
Interest expense of others	540,867	558,464	505,112
Gain (loss) on repayment of financial liabilities	1,314	916	10,303
Cash and Cash Equivalents
Income, expense, gains or losses of financial instruments
Interest income	9,419	42,861	40,704
Financial assets at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Interest income	19,114	29,411	21,713
Gain (loss) on valuation of derivatives	(52,447)	151,604	34,117
Gain (loss) on transaction of derivatives	36,563	63,329	39,114
Gain (loss) on valuation of financial assets	5,508	1,062	1,879
Gain on disposal of financial assets	11,344	1,760	1,837
Financial assets at fair value through other comprehensive income
Income, expense, gains or losses of financial instruments
Dividends income	7,316	13,838	12,777
Financial assets at amortized cost
Income, expense, gains or losses of financial instruments
Interest income	612	539	89
Loans and receivables
Income, expense, gains or losses of financial instruments
Interest income	26,232	63,448	21,925
Trade and other receivables
Income, expense, gains or losses of financial instruments
Interest income	151,035	69,941	90,390
Short-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income	25,540	49,070	41,025
Long-term financial instruments
Income, expense, gains or losses of financial instruments
Interest income	10,406	12,794	7,920
Other financial assets
Income, expense, gains or losses of financial instruments
Interest income	228	54	1
Derivative assets (applying hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	(77,733)	123,730	69,799
Gain (loss) on transaction of derivatives	36,053	65,651	34,152
Gain (loss) on valuation of derivatives (equity, before tax)	9,925	38,305	8,600
Financial liabilities at fair value through profit or loss
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	(104,607)	27,686	(4,650)
Gain (loss) on transaction of derivatives	(49,788)	(493)	36,046
Financial liabilities carried at amortized cost
Income, expense, gains or losses of financial instruments
Interest expense of borrowings and debt securities	1,365,801	1,394,328	1,320,516
Interest expense of trade and other payables	88,757	94,019	42,830
Interest expense of others	540,867	558,464	505,112
Gain (loss) on repayment of financial liabilities	(35)
Gain (loss) on foreign currency transactions and translations	739,244	(406,175)	(356,159)
Derivative liabilities (using hedge accounting)
Income, expense, gains or losses of financial instruments
Gain (loss) on valuation of derivatives	(220,928)	14,330	53,937
Gain (loss) on transaction of derivatives	42,565	(42,072)	37,985
Gain (loss) on valuation of derivatives (equity, before tax)	₩ 101,295	₩ (2,578)	₩ (15,029)